INCOME TAX EXPENSE	12 Months Ended
Dec. 31, 2025
INCOME TAX EXPENSE
INCOME TAX EXPENSE

12. INCOME TAX EXPENSE

PRC

Effective from January 1, 2008, the PRC’s statutory, Enterprise Income Tax (“EIT”) rate is 25%. In accordance with the implementation rules of EIT Law, a qualified “Technology Advanced Service Enterprises” (“TASE”) is eligible for a preferential tax rate of 15%. The TASE certificate is effective for three years. An entity must file required supporting documents with the tax authority and ensure fulfillment of the relevant TASE criteria before using the preferential rate. An entity could apply for the TASE certificate every year. Dividends by PRC entities, to non-PRC resident enterprises shall be subject to 10% EIT, namely withholding tax, unless the respective non-PRC resident enterprise’s jurisdiction of incorporation has a tax treaty or arrangements with China that provides for a reduced withholding tax rate or an exemption from withholding tax.

Adagene (Suzhou) Limited was first recognized as a qualified TASE in March 2015. The qualification was subsequently updated in December 2018, November 2021, and December 2024. Adagene (Suzhou) Limited was authorized to enjoy the preferential tax rate of 15% from 2015 to December 2027.

Cayman Islands

Adagene Inc. is incorporated in the Cayman Islands. Under the current laws of the Cayman Islands Adagene Inc. is not subject to tax on income or capital gain. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

Hong Kong

Adagene (Hong Kong) Limited is incorporated in Hong Kong. Companies registered in Hong Kong are subject to Hong Kong profits tax on the taxable income as reported in their respective statutory financial statements adjusted in accordance with the relevant Hong Kong tax laws. The applicable tax rate in Hong Kong is 16.5%. For the years ended December 31, 2023, 2024 and 2025, Adagene (Hong Kong) Limited did not make any provisions for Hong Kong profit tax as there were no assessable profits derived from or earnings in Hong Kong for any of the periods presented. Under the Hong Kong tax law, Adagene (Hong Kong) Limited is exempted from income tax on its foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends.

Australia

Adagene Australia Pty Ltd. is incorporated in Australia. Companies registered in Australia are subject to Australia profits tax on the taxable income as reported in their respective statutory financial statements adjusted in accordance with the relevant Australia tax laws. The applicable tax rate in Australia is 30%. Adagene Australia Pty Ltd. has no taxable income for all periods presented, therefore, no provision for income taxes is required. Dividends payable by an Australian entity, to non-Australian resident enterprises shall be subject to 30% withholding tax, unless the respective non-Australian resident enterprise’s jurisdiction of incorporation has a tax treaty or arrangements with Australia that provides for a reduced withholding tax rate or an exemption from withholding tax.

United States

Adagene Incorporated is incorporated in U.S. and is subject to U.S. federal corporate income tax at a rate of 21%. Adagene Incorporated is also subject to state income tax in California of 8.84%. Dividends payable by an U.S. entity, to non-U.S. resident enterprises shall be subject to 30% withholding tax, unless the respective non-U.S. resident enterprise’s jurisdiction of incorporation has a tax treaty or arrangements with U.S. that provides for a reduced withholding tax rate or an exemption from withholding tax. PRC has the tax treaty with U.S.

Switzerland

Adagene AG is incorporated in Switzerland and is subject to federal corporate income tax at a rate of 8.5%. Adagene AG is also subject to cantonal income tax of 6.5% as well as capital tax of 0.1% in the Canton of Basel subject to certain tax benefits and relief. Dividends payable by a Swiss entity, to non-Swiss resident enterprises shall be subject to 35% withholding tax, unless the respective non-Swiss resident enterprise’s jurisdiction of incorporation has a tax treaty or arrangements with Switzerland that provides for a reduced withholding tax rate or an exemption from withholding tax.

Income (loss) from domestic and foreign components before income tax expenses (benefit) and equity in income (loss) of affiliates for the years ended December 31, 2023, 2024 and 2025 were composed of the following amounts:

	For the years ended December 31,
	2023	2024	2025
	US$	US$	US$
Loss before income tax
Loss from PRC entities	(2,975,393)	(2,605,951)	(1,630,999)
Loss from overseas entities	(14,279,569)	(30,835,713)	(16,276,274)
Total loss before income tax	(17,254,962)	(33,441,664)	(17,907,273)

Income tax expense (benefit) of the Group for the years ended December 31, 2023, 2024 and 2025 were composed of the following current and deferred amounts:

	For the years ended December 31,
	2023	2024	2025
	US$	US$	US$
Current:
U.S.
Federal	1,502,796	(18,521)	(604,462)
State and local	188,612	968	306,602
Total current	1,691,408	(17,553)	(297,860)
Deferred:
U.S.
Federal	—	—	—
State and local	—	—	—
Total deferred	—	—	—
Income tax expense (benefit)	1,691,408	(17,553)	(297,860)

Reconciliation between the income tax expense computed by applying the statutory tax rate of PRC, where the Group’s major subsidiary and business is located, to loss before income tax and the actual provision for income tax was as follows:

	For the years ended December 31,
	2023	2024	2025
	US$	US$	US$
Loss before income tax	(17,254,962)	(33,441,664)	(17,907,273)
PRC statutory income tax rate	25%	25%	25%
Income tax credit computed at PRC statutory income tax rate	(4,313,740)	(8,360,416)	(4,476,817)
Impact of PRC preferential income tax rate as qualified TASE	1,725,496	3,344,166	1,790,727
Difference in income tax rates of overseas entities	(1,012,031)	2,665,263	3,146,473
Research and development super-deduction(a)	(693,340)	(639,650)	(386,799)
Research and development tax credits	(668,854)	(756,757)	(537,086)
Non-deductible expenses	7,241	6,721	6,081
Foreign derived intangible income deduction	(394,979)	—	(97,431)
Changes in valuation allowance	7,064,573	3,747,543	86,877
State tax	(22,363)	(25,113)	111,831
Others	(595)	690	58,284
Income tax expense (benefit)	1,691,408	(17,553)	(297,860)

Note (a): Due to the impacts of research and development super-deduction, the Group’s subsidiary, Adagene (Suzhou) Limited, did not have any income taxes for the years ended December 31, 2023, 2024 and 2025.

The PRC statutory income tax rate was used because the majority of the Group’s operations are based in PRC.

Deferred tax assets and liabilities

Deferred taxes were measured using the enacted tax rates for the periods in which the temporary differences are expected to be reversed. The tax effects of temporary differences that give rise to the deferred tax balances as of December 31, 2024 and 2025 were as follows:

	As of December 31,
	2024	2025
	US$	US$
Deferred tax assets:
Net operating loss carry forward	17,781,302	18,938,782
Tax credit carry forward	1,969,174	1,157,859
Capitalized inventory	58,214	49,305
Unrealized foreign exchange gain/losses	398,422	133,343
Accrued expenses	151,615	159,955
Amortization of right-of-use assets and interest of lease liabilities	—	—
Gross deferred tax assets	20,358,727	20,439,244
Less: valuation allowance	(20,336,613)	(20,423,490)
Deferred tax assets	22,114	15,754

Deferred tax liabilities:
Depreciation and amortization of property, equipment and software	(22,114)	(15,754)
Deferred tax liabilities	(22,114)	(15,754)
Total deferred tax liabilities, net	—	—

Movement of the valuation allowance was as follows:

	2023	2024	2025
	US$	US$	US$
Balance as of January 1	9,524,497	16,589,070	20,336,613
Addition	7,064,573	3,747,543	86,877
Balance as of December 31	16,589,070	20,336,613	20,423,490

A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion or all of the deferred tax assets will not be realized in the foreseeable future. In making such determination, the Group evaluates a variety of positive and negative factors including the Group’s operating history, accumulated deficit, the existence of taxable temporary differences and reversal periods.

The Group has incurred net accumulated operating losses for income tax purposes since its inception. As of December 31, 2025, the Group had net operating losses for income tax purpose of approximately US$158,248,572. The net operating losses were primarily comprised of: US$36,213,678 from an entity in PRC which expires in years 2029 through 2032; US$4,926,821 derived from an entity Switzerland which expires in years 2028 through 2036; US$6,706,712 derived from an entity in Hong Kong that have an indefinite carryforward; US$15,364,780 derived from an entity in Australia that have an indefinite carryforward subject to meeting certain criteria; US$92,372,106 derived from an entity in the United States which expires beginning year 2038; and, US$2,595,838 derived from entities in Singapore that have an indefinite carryforward subject to meeting certain criteria. The Group believes that it is more likely than not that these net accumulated operating losses will not be utilized in the near future. Therefore, the Group has provided full valuation allowances for the deferred tax assets for all subsidiaries as of December 31, 2025.

The Group evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of December 31, 2024 and 2025, the Group did not have any unrecognized uncertain tax positions. The Group does not anticipate that the amount of unrecognized tax benefits will significantly change within the next 12 months.

The Group conducts business in a number of tax jurisdictions and, as such, is required to file income tax returns in multiple jurisdictions globally. As of December 31, 2025, PRC tax matters are open to examination for the years 2023 through 2025, U.S. federal and state tax matters are open to examination for the years 2022 through 2025, and Australia tax matters are open to examination for the years 2022 through 2025.